Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Summary of PME Multi-Employer Plan

PME multi-employer plan	2015	2014	2013

NXP’s contributions to the plan	37	48	51
(including employees’ contributions)	4	4	3
Average number of NXP’s active employees participating in the plan	2,668	2,881	3,133
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2015 and 2014, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2015	2014
Projected benefit obligation
Projected benefit obligation at beginning of year	447	406
Service cost	12	10
Interest cost	11	13
Actuarial (gains) and losses	(18)	76
Curtailments and settlements	(16)	—
Benefits paid	(14)	(15)
Benefit obligation assumed in acquisitions	177	—
Exchange rate differences	(38)	(43)

Projected benefit obligation at end of year	561	447

Plan assets
Fair value of plan assets at beginning of year	157	170
Actual return on plan assets	7	10
Employer contributions	10	11
Curtailments and settlements	(12)	—
Benefits paid	(14)	(15)
Plan assets acquired in acquisitions	56	—
Exchange rate differences	(14)	(19)

Fair value of plan assets at end of year	190	157

Funded status	(371)	(290)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	4	—
- Accrued pension cost within other non-current liabilities	(368)	(282)
- Accrued pension cost within accrued liabilities	(7)	(8)

Total	(371)	(290)

Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	518	416

Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	73	153
- Accumulated benefit obligations	209	204
- Projected benefit obligations	243	224
Unfunded plans
- Accumulated benefit obligations	196	209
- Projected benefit obligations	204	218

Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	70	2
- Net actuarial loss (gain)	(21)	74
- Exchange rate differences	(7)	(6)

Total AOCI at end of year	42	70

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2015	2014

Discount rate	2.5%	2.6%
Rate of compensation increase	2.2%	1.8%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2015	2014	2013

Discount rate	2.6%	3.7%	3.5%
Expected returns on plan assets	4.2%	4.2%	4.0%
Rate of compensation increase	1.8%	2.3%	2.4%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2015	2014	2013

Service cost	12	10	12
Interest cost on the projected benefit obligation	11	13	15
Expected return on plan assets	(6)	(7)	(7)
Amortization of net (gain) loss	3	(1)	1
Curtailments & settlements	(6)	—	—
Other	2	—	—

Net periodic cost	16	15	21

Summary of Actual Pension Plan Assets Allocation and Classification

The actual pension plan asset allocation at December 31, 2015 and 2014 is as follows:

	2015	2014

Asset category:
Equity securities	29%	35%
Debt securities	55%	54%
Insurance contracts	6%	—
Other	10%	11%

	100%	100%

The following table summarizes the classification of these assets.

	2015			2014
	Level I	Level II	Level III	Level I	Level II	Level III

Equity securities	—	49	—	1	47	—
Debt securities	7	81	—	15	61	—
Insurance contracts	—	12	—	—	—	—
Other	3	10	3	12	6	3

	10	152	3	28	114	3

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):

2016	21
2017	14
2018	17
2019	18
2020	19
Years 2021-2025	124